Financial Instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Instruments
23.	Financial Instruments

(a)	Classification and fair value of financial instruments

1)	The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2021 and 2022 are as follows:
①
December 31, 2021

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	241,541	—	241,541	—	241,541
Short-term financial instruments		10,514,093	—	10,514,093	—	10,514,093
Debt securities		10,717	—	—	10,717	10,717
Other securities		430,998	37,343	1,022	392,633	430,998
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		7,555	—	7,555	—	7,555
Fair value through other comprehensive income
Equity securities		1,466,061	1,250,497	—	215,564	1,466,061
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		4,775,166	—	—	—	—
Trade accounts and notes receivable		9,051,708	—	—	—	—
Other receivables		2,761,566	—	—	—	—
Debt securities		151,146	—	—	—	—
Deposit instruments		2,745,280	—	—	—	—

	￦	32,157,831	1,287,840	10,764,211	620,914	12,672,965

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	93,236	—	93,236	—	93,236
Borrowings		1,435,193	1,435,193	—	—	1,435,193
Derivative hedging instruments(*2)		16,803	—	16,803	—	16,803
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		5,468,869	—	—	—	—
Borrowings		20,306,023	—	20,393,246	—	20,393,246
Financial guarantee liabilities		25,598	—	—	—	—
Others		2,693,163	—	—	—	—

	￦	30,038,885	1,435,193	20,503,285	—	21,938,478

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.
(*2)	The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.
②
December 31, 2022

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	350,149	—	350,149	—	350,149
Short-term financial instruments		8,006,081	—	8,006,081	—	8,006,081
Debt securities		75,876	—	69,926	5,950	75,876
Other securities		632,469	29,687	1,022	601,760	632,469
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		9,846	—	9,846	—	9,846
Fair value through other comprehensive income
Equity securities		1,462,088	1,210,124	—	251,964	1,462,088
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		8,053,108	—	—	—	—
Trade accounts and notes receivable		8,414,667	—	—	—	—
Other receivables		2,458,227	—	—	—	—
Debt securities		124,147	—	—	—	—
Deposit instruments		2,581,802	—	—	—	—

	￦	32,170,460	1,239,811	8,437,024	861,674	10,538,509

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	157,036	—	157,036	—	157,036
Borrowings		1,358,294	1,358,294	—	—	1,358,294
Derivative hedging instruments(*2)		18,105	—	18,105	—	18,105
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		5,520,821	—	—	—	—
Borrowings		22,947,368	—	22,331,771	—	22,331,771
Financial guarantee liabilities		18,438	—	—	—	—
Others		2,789,195	—	—	—	—

	￦	32,809,257	1,358,294	22,506,912	—	23,865,206

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.
(*2)	The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

2)	Financial assets and financial liabilities classified as fair value hierarchy Level 2
Fair values of derivatives are measured using the derivatives instrument valuation models such as market approach method and discounted cash flow method. Inputs of the financial instrument valuation model include forward rate, interest rate and others. The fair value of derivatives may change depending on the type of derivatives and the nature of the underlying assets.

3)	Financial assets and financial liabilities classified as fair value hierarchy Level 3

①	Value measurement method and significant but not observable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2022 are as follows:

(in millions of Won)	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
Financial assets at fair value	￦	78,759	Discounted cash flows	Growth rate	0% ~ 1%	As growth rate increases, fair value increases
				Discount rate	4.97% ~ 14.89%	As discount rate increases, fair value decreases
		49,687	Proxy firm valuation method	Price multiples	1.0096	As price multiples increases, fair value increases
		733,228	Asset value approach	—	—	—

②	Sensitivity analysis of financial assets and financial liabilities classified as Level 3 of fair value hierarchy
If other inputs remain constant as of December 31, 2022 and one of the significant but not observable input is changed, the effect on fair value measurement is as follows:

(in millions of Won)	Input variable	Favorable changes		Unfavorable changes
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	237	(214)
	Fluctuation 0.5% of discount rate		20,437	(18,667)

③	Changes in fair value of financial assets and financial liabilities classified as Level 3 for the years ended December 31, 2021 and 2022 were as follows:

(in millions of Won)	2021		2022
Beginning	￦	731,735	620,914
Acquisition		138,473	182,217
Gain or l oss on valuation of financial assets		5,292	24,613
Other comprehensive income		1,581	126,510
Disposal and others		(256,167)	(92,580)

Ending	￦	620,914	861,674

4)	Finance income and costs by category of financial instrument for the years ended December 31, 2020, 2021 and 2022 were as follows:

①	For the year ended December 31, 2020

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	165,160	(15,883)	—	9,979	329	159,585	—
Derivative assets		—	56,273	—	318,820	—	375,093	—
Financial assets at fair value through other comprehensive income		—	—	—	—	38,019	38,019	(77,627)
Financial assets measured at amortized cost		207,014	—	(222,215)	(15,779)	(5,821)	(36,801)	—
Derivative liabilities		—	(170,155)	—	(376,823)	—	(546,978)	(331)
Financial liabilities measured at amortized cost		(638,797)	—	450,984	—	(16,010)	(203,823)	—

	￦	(266,623)	(129,765)	228,769	(63,803)	16,517	(214,905)	(77,958)

②	For the year ended December 31, 2021

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	158,121	(12,093)	—	12,119	26,170	184,317	—
Derivative assets		—	213,724	—	370,547	—	584,271	—
Financial assets at fair value through other comprehensive income		—	—	—	—	48,281	48,281	214,888
Financial assets measured at amortized cost		134,122	—	651,435	(17,769)	(7,149)	760,639	—
Financial liabilities at fair value		—	54,057	33,069	—	(15,876)	71,250	—
Derivative liabilities		—	55,858	—	(465,174)	—	(409,316)	309
Financial liabilities measured at amortized cost		(439,826)	—	(846,202)	(16)	11,537	(1,274,507)	—

	￦	(147,583)	311,546	(161,698)	(100,293)	62,963	(35,065)	215,197

③	For the year ended December 31, 2022

(in millions of Won)	Finance income and costs							Other comprehensive income (loss)
	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	20,421	(599,777)	—	237,771	545	(341,040)	—
Derivative assets		—	232,246	—	797,211	—	1,029,457	—
Financial assets at fair value through other comprehensive income		—	—	—	—	38,837	38,837	(10,076)
Financial assets measured at amortized cost		226,584	—	414,944	(64,244)	(42,433)	534,851	—
Financial liabilities at fair value		—	85,790	(8,891)	—	—	76,899	—
Derivative liabilities		—	(162,649)	—	(647,418)	—	(810,067)	1,023
Financial liabilities measured at amortized cost		(607,458)	—	(893,377)	—	1,443	(1,499,392)	—

	￦	(360,453)	(444,390)	(487,324)	323,320	(1,608)	(970,455)	(9,053)

(b)	Credit risk

1)	Credit risk exposure
The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Cash and cash equivalents	￦	4,775,166	8,053,108
Derivative assets		249,096	359,995
Short-term financial instrument		10,514,093	8,006,082
Debt securities		161,863	200,023
Other securities		430,998	632,469
Other receivables		2,763,566	2,460,227
Trade accounts and notes receivable		9,051,708	9,754,813
Deposit instruments		2,745,280	2,581,802

	￦	30,691,770	32,048,519

The Company provided financial guarantee for the repayment of loans of associates, joint ventures and third parties. As of December 31, 2021 and 2022, the maximum exposure to credit risk related to the financial guarantee amounted to
￦
4,122,774
million and
￦
3,982,288
million, respectively.

2)	Impairment losses on financial assets
The Company assesses expected credit losses by estimating the default rate based on the credit loss experience of prior periods and current overdue conditions and considers the credit default swap (CDS) premium to reflect changes in credit risk by sector. For credit-impaired assets and significant receivables where the credit risk is significantly increased, credit losses are individually assessed.

①	Allowance for doubtful accounts as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Trade accounts and notes receivable	￦	365,120	378,100
Other accounts receivable		171,273	178,264
Loans		172,162	165,051
Other assets		8,810	9,098

	￦	717,365	730,513

②	Impairment losses on financial assets for the years ended December 31, 2021 and 2022 were as follows:

(in millions of Won)	2021		2022
Bad debt expenses	￦	40,153	24,791
Other bad debt expenses(*1)		19,704	14,968
Less: Recovery of allowance for other bad debt accounts		(32,679)	(5,144)

	￦	27,178	34,615

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.

③	The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2021 and 2022 are as follows:

	2021			2022
(in millions of Won)	Trade accounts and notes receivable		Impairment	Trade accounts and notes receivable	Impairment
C urrent (not past due)	￦	9,481,730	28,866	7,888,518	20,752
Over due less than 1 month		289,716	6,537	864,391	63,311
1 month - 3 months		132,509	2,821	388,151	10,337
3 months - 12 months		85,339	22,212	517,171	12,645
Over 12 months		417,970	304,684	446,045	271,055

	￦	10,407,264	365,120	10,104,276	378,100

④	The aging and allowance for doubtful accounts of other receivables as of December 31, 2021 and 2022 are as follows:

	2021			2022
(in millions of Won)	Loans and other account receivable		Impairment	Loans and other account receivable	Impairment
C urrent (not past due)	￦	2,239,492	99,661	2,049,908	53,070
Over due less than 1 month		33,276	373	141,718	2,987
1 month - 3 months		86,517	71	108,152	16,408
3 months - 12 months		289,810	12,227	24,912	930
Over 12 months		466,716	239,913	487,950	279,018

	￦	3,115,811	352,245	2,812,640	352,413

⑤	Changes in the allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Beginning	￦	898,273	753,693	717,365
Bad debt expenses(reversal)		829	40,153	24,791
Other bad debt expenses		53,105	(12,975)	9,824
Others(*1)		(198,514)	(63,506)	(21,467)

Ending	￦	753,693	717,365	730,513

(*1)	Others for the years ended December 31, 2020, 2021 and 2022, included decreases mainly due to write-off amounting to ￦ 150,417 million, ￦ 86,111 million and ￦ 20,855 million, respectively.

(c)	Liquidity risk

1)	Contractual maturities of non-derivative financial liabilities are as follows:

(in millions of Won)	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
Trade accounts and notes payable	￦	5,520,822	5,520,822	5,520,807	15	—
Borrowings		24,305,662	25,525,529	11,924,070	12,711,700	889,759
Financial guarantee liabilities(*1)		18,437	3,982,288	3,982,288	—	—
Lease liabilities		823,482	853,253	146,558	393,948	312,747
Other financial liabilities		2,671,022	2,671,287	2,554,837	116,450	—

	￦	33,339,425	38,553,179	24,128,560	13,222,113	1,202,506

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

2)	Contractual maturities of derivative financial liabilities are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	After 5 years	Total
Currency forward	￦	72,048	8,349	—	80,397
Currency swap		3,750	170	—	3,920
Others		19,359	71,465	—	90,824

	￦	95,157	79,984	—	175,141

(d)	Currency risk

1)
The Company has exposure to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2021 and 2022 is as follows:

(in millions of Won)	2021			2022
	Assets		Liabilities	Assets	Liabilities
USD	￦	5,237,890	7,879,302	5,553,742	8,996,494
EUR		622,749	2,620,254	574,739	2,438,031
JPY		156,007	545,622	525,815	384,535
Others		849,744	467,053	1,614,928	807,876

2)
As of December 31, 2021 and 2022, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2021 and 2022 were as follows:

(in millions of Won)	2021			2022
	10% increase		10% decrease	10% increase	10% decrease
USD	￦	(264,141)	264,141	(344,275)	344,275
EUR		(199,751)	199,751	(186,329)	186,329
JPY		(38,962)	38,962	14,128	(14,128)

(e)	Interest rate risk

1)	The carrying amount of interest-bearing financial instruments as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Fixed rate
Financial assets	￦	20,677,076	21,394,764
Financial liabilities		(16,092,096)	(16,932,079)

	￦	4,584,980	4,462,685

Variable rate
Financial liabilities	￦	(6,427,133)	(8,197,066)

2)	Sensitivity analysis on the cash flows of financial instruments with variable interest rate
The Company’s interest rate risk mainly arises from borrowings with variable interest rate. As of December 31, 2021 and 2022, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2021 and 2022 would have been
as follows:

(in millions of Won)	2021			2022
	1% increase		1% decrease	1% increase	1% decrease
Variable rate financial instruments	￦	(64,271)	64,271	(81,971)	81,971